Fidelity (logo) Investments®|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	Fidelity Management & Research Company 82 Devonshire Street Boston MA 02109-3614 617 563 7000

||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	May 5, 2010

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

Re:Variable Insurance Products Fund V (the trust):
Asset Manager Portfolio,
Asset Manager: Growth Portfolio,
Freedom 2005 Portfolio,
Freedom 2010 Portfolio,
Freedom 2015 Portfolio
Freedom 2020 Portfolio,
Freedom 2025 Portfolio,
Freedom 2030 Portfolio
Freedom 2035 Portfolio,
Freedom 2040 Portfolio,
Freedom 2045 Portfolio
Freedom 2050 Portfolio,
Freedom Income Portfolio,
Freedom Lifetime Income I Portfolio
Freedom Lifetime Income II Portfolio,
Freedom Lifetime Income III Portfolio
FundsManager 20% Portfolio,
FundsManager 50% Portfolio,
FundsManager 60% Portfolio
FundsManager 70% Portfolio,
FundsManager 85% Portfolio,
Investment Grade Bond Portfolio
Investor Freedom 2005 Portfolio,
Investor Freedom 2010 Portfolio,
Investor Freedom 2015 Portfolio
Investor Freedom Freedom 2020 Portfolio,
Investor Freedom 2025 Portfolio,
Investor Freedom 2030 Portfolio,
Investor Freedom Income Portfolio,
Money Market Portfolio,
Strategic Income Portfolio (the funds)

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	Very truly yours,

/s/ Scott C. Goebel
Scott C. Goebel
Secretary of the Trust